Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Summary of exchange rates to Euro for currencies
	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2020	2020
USD	1.1419	1.2271
CNY	7.8690	8.0225
JPY	121.8024	126.4900
TWD	33.6168	34.5067

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2019	2019
USD	1.1175	1.1234
CNY	7.7487	7.8205
JPY	121.5518	121.9400
TWD	34.5837	33.6811

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2018	2018
USD	1.1816	1.1450
CNY	7.8074	7.8751
JPY	130.4618	125.8500

Schedule of estimated useful lives of property and equipment

Years
Technical equipment and machinery	3 ‑ 13
Factory, office and other equipment	3 ‑ 13

Schedule of estimated useful lives of rights of use assets

Years
Buildings	3 ‑ 10
Factory, office and other equipment	3

Schedule of estimated useful lives of intangible assets

Years
Customer relationships	5
Software and Patents	5
Licenses	2